Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Beginning Balance	$ 107,432	$ 77,560	$ 33,728
Redemptions	(16,712)	(9,068)	(7,987)
Granted	4,189	15,318	39,142
Changes in redemption value	22,912	24,532	11,500
Currency translation adjustments	132	(910)	1,177
Ending Balance	$ 117,953	$ 107,432	$ 77,560